Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

August 31, 2020

AGAI-QTLY-1020
1.805763.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	100,509	$5,957
Entertainment - 2.6%
Activision Blizzard, Inc.	35,600	2,973
Nintendo Co. Ltd. ADR	3,700	249
The Walt Disney Co.	37,800	4,985
Vivendi SA	164,100	4,672
Warner Music Group Corp. Class A	19,000	564
		13,443
Media - 4.3%
Comcast Corp. Class A	445,758	19,974
Interpublic Group of Companies, Inc.	123,700	2,197
Omnicom Group, Inc.	6,800	368
		22,539

TOTAL COMMUNICATION SERVICES		41,939

CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.8%
BorgWarner, Inc.	95,900	3,893
Automobiles - 0.1%
Harley-Davidson, Inc.	22,700	629
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	15,000	1,267
Household Durables - 0.8%
Mohawk Industries, Inc. (a)	200	18
Sony Corp. sponsored ADR	4,900	385
Whirlpool Corp.	20,000	3,554
		3,957
Specialty Retail - 1.4%
Lowe's Companies, Inc.	43,257	7,124
TJX Companies, Inc.	3,900	214
		7,338
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	8,100	906
Puma AG	806	67
Tapestry, Inc.	10,100	149
		1,122

TOTAL CONSUMER DISCRETIONARY		18,206

CONSUMER STAPLES - 8.6%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR (b)	14,200	826
Diageo PLC sponsored ADR	8,700	1,169
Pernod Ricard SA	3,500	599
Remy Cointreau SA	3,300	543
Remy Cointreau SA rights 9/18/20 (a)(c)	3,300	4
The Coca-Cola Co.	115,484	5,720
		8,861
Food & Staples Retailing - 1.1%
Sysco Corp.	52,200	3,139
Walmart, Inc. (d)	20,510	2,848
		5,987
Food Products - 0.3%
JDE Peet's BV	34,600	1,524
Household Products - 0.9%
Colgate-Palmolive Co.	6,200	491
Energizer Holdings, Inc.	19,500	903
Procter & Gamble Co.	15,135	2,094
Spectrum Brands Holdings, Inc.	22,000	1,311
		4,799
Personal Products - 0.2%
Unilever NV	14,400	837
Tobacco - 4.4%
Altria Group, Inc.	437,420	19,133
British American Tobacco PLC sponsored ADR (b)	117,480	3,967
		23,100

TOTAL CONSUMER STAPLES		45,108

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Cabot Oil & Gas Corp.	27,600	524
Cenovus Energy, Inc.	3,000	14
Cenovus Energy, Inc. (Canada)	818,800	3,867
Equinor ASA sponsored ADR	356,300	5,719
Exxon Mobil Corp.	428,300	17,106
Hess Corp.	113,800	5,239
Kosmos Energy Ltd.	339,200	499
Royal Dutch Shell PLC Class B sponsored ADR	8,400	236
Total SA sponsored ADR	22,967	909
		34,113
FINANCIALS - 14.9%
Banks - 9.5%
Bank of America Corp.	577,542	14,866
First Hawaiian, Inc.	11,800	195
JPMorgan Chase & Co.	58,143	5,825
M&T Bank Corp.	10,100	1,043
PNC Financial Services Group, Inc.	46,716	5,195
Truist Financial Corp.	138,349	5,369
U.S. Bancorp	99,430	3,619
Wells Fargo & Co.	564,750	13,639
		49,751
Capital Markets - 3.7%
Brookfield Asset Management, Inc. Class A	31,201	1,053
FS KKR Capital Corp.	900	14
KKR & Co. LP	54,813	1,963
Morgan Stanley	35,330	1,846
Northern Trust Corp.	82,537	6,759
Raymond James Financial, Inc.	22,600	1,711
S&P Global, Inc.	200	73
State Street Corp.	85,770	5,840
TPG Specialty Lending, Inc.	6,134	108
		19,367
Consumer Finance - 0.4%
Discover Financial Services	30,200	1,603
Shriram Transport Finance Co. Ltd.	15,726	151
		1,754
Insurance - 0.9%
Chubb Ltd.	13,200	1,650
Marsh & McLennan Companies, Inc.	15,666	1,800
Old Republic International Corp.	6,900	111
The Travelers Companies, Inc.	9,400	1,091
		4,652
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	22,100	312
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	22,900	818
Radian Group, Inc.	58,190	898
		1,716

TOTAL FINANCIALS		77,552

HEALTH CARE - 17.4%
Biotechnology - 1.2%
AbbVie, Inc.	16,200	1,551
Alexion Pharmaceuticals, Inc. (a)	22,700	2,593
Amgen, Inc.	3,800	963
Intercept Pharmaceuticals, Inc. (a)	19,495	972
		6,079
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	9,775	2,373
Boston Scientific Corp. (a)	28,200	1,157
GN Store Nord A/S	4,200	304
Sonova Holding AG Class B	2,053	479
		4,313
Health Care Providers & Services - 7.2%
AmerisourceBergen Corp.	22,300	2,164
Cardinal Health, Inc.	71,200	3,614
Cigna Corp.	38,900	6,900
CVS Health Corp.	132,551	8,234
McKesson Corp.	39,933	6,127
Patterson Companies, Inc. (b)	55,800	1,619
United Drug PLC (United Kingdom)	16,200	158
UnitedHealth Group, Inc.	27,600	8,626
		37,442
Pharmaceuticals - 8.2%
Bayer AG	126,073	8,385
Bristol-Myers Squibb Co.	202,900	12,620
GlaxoSmithKline PLC sponsored ADR	207,709	8,225
Johnson & Johnson	75,501	11,583
Novartis AG sponsored ADR	601	52
Royalty Pharma PLC	2,800	116
Sanofi SA sponsored ADR	39,700	2,008
		42,989

TOTAL HEALTH CARE		90,823

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	13,000	1,942
Huntington Ingalls Industries, Inc.	7,500	1,136
Raytheon Technologies Corp.	13,731	838
Safran SA (a)	7,800	901
The Boeing Co.	2,800	481
		5,298
Air Freight & Logistics - 3.0%
DSV A/S	2,100	328
Expeditors International of Washington, Inc.	800	71
FedEx Corp.	13,900	3,056
United Parcel Service, Inc. Class B (d)	75,579	12,366
		15,821
Building Products - 0.3%
A.O. Smith Corp. (b)	2,700	132
Johnson Controls International PLC	34,600	1,409
		1,541
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (b)	64,500	1,342
HNI Corp.	9,900	315
Interface, Inc.	44,000	333
KAR Auction Services, Inc.	8,000	139
Ritchie Bros. Auctioneers, Inc.	1,700	99
		2,228
Electrical Equipment - 1.2%
Acuity Brands, Inc.	10,100	1,104
Hubbell, Inc. Class B	13,012	1,886
Rockwell Automation, Inc.	1,900	438
Vertiv Holdings Co. (a)	4,500	73
Vertiv Holdings LLC (e)	160,000	2,597
		6,098
Industrial Conglomerates - 4.0%
3M Co.	10,800	1,761
General Electric Co.	3,000,393	19,022
		20,783
Machinery - 1.7%
Caterpillar, Inc.	4,500	640
Cummins, Inc.	4,800	995
Donaldson Co., Inc.	39,300	1,979
Flowserve Corp.	24,400	724
Fortive Corp.	20,200	1,457
Kardex AG	600	124
Nordson Corp.	2,200	410
Otis Worldwide Corp.	7,065	444
Stanley Black & Decker, Inc.	5,300	855
Westinghouse Air Brake Co.	17,531	1,167
		8,795
Professional Services - 0.0%
Equifax, Inc.	800	135
Robert Half International, Inc.	1,800	96
		231
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	10,720	1,507
Knight-Swift Transportation Holdings, Inc. Class A	80,300	3,650
		5,157
Trading Companies & Distributors - 1.1%
Fastenal Co.	15,200	743
MSC Industrial Direct Co., Inc. Class A	700	46
Watsco, Inc.	19,564	4,793
		5,582

TOTAL INDUSTRIALS		71,534

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	32,471	1,371
Electronic Equipment & Components - 0.0%
CDW Corp.	2,000	227
IT Services - 4.1%
Amadeus IT Holding SA Class A	32,400	1,814
DXC Technology Co.	11,000	220
Fidelity National Information Services, Inc.	31,700	4,782
Genpact Ltd.	41,500	1,750
IBM Corp.	17,100	2,109
MasterCard, Inc. Class A	2,300	824
Unisys Corp. (a)	75,492	880
Visa, Inc. Class A	43,540	9,230
		21,609
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	7,100	830
Applied Materials, Inc.	16,595	1,022
Intel Corp.	10,200	520
Lam Research Corp.	1,900	639
Marvell Technology Group Ltd.	18,500	717
NXP Semiconductors NV	17,800	2,239
Qualcomm, Inc.	115,598	13,768
		19,735
Software - 9.0%
Microsoft Corp.	163,473	36,868
Open Text Corp.	14,600	662
SAP SE sponsored ADR (b)	51,100	8,452
Temenos Group AG	4,460	719
		46,701
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	168,692	21,768
Samsung Electronics Co. Ltd.	7,410	337
		22,105

TOTAL INFORMATION TECHNOLOGY		111,748

MATERIALS - 1.9%
Chemicals - 1.3%
DuPont de Nemours, Inc.	69,100	3,853
LyondellBasell Industries NV Class A	7,695	504
Nutrien Ltd.	35,280	1,307
PPG Industries, Inc.	9,000	1,084
		6,748
Metals & Mining - 0.6%
BHP Billiton Ltd. sponsored ADR (b)	59,100	3,254

TOTAL MATERIALS		10,002

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	7,300	1,819
CoreSite Realty Corp.	7,800	955
Equinix, Inc.	1,210	956
Public Storage	3,600	765
Simon Property Group, Inc.	6,600	448
		4,943
UTILITIES - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp.	10,200	819
Entergy Corp.	11,900	1,180
Exelon Corp.	12,700	469
PPL Corp.	4,100	113
Southern Co.	28,700	1,498
		4,079
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	20,800	417
Sempra Energy	6,400	791
		1,208

TOTAL UTILITIES		5,287

TOTAL COMMON STOCKS
(Cost $413,680)		511,255

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	13,500	724
Boston Scientific Corp. Series A 5.50%	8,200	959
(Cost $1,495)		1,683
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $672)	810	601
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)	1,136,506	86
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (e)(f)(g)	979,863	637
TOTAL OTHER
(Cost $1,481)		723

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.12%(h)	6,996,350	6,998
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	16,013,895	16,015
TOTAL MONEY MARKET FUNDS
(Cost $23,013)		23,013
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $440,341)		537,275
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(15,198)
NET ASSETS - 100%		$522,077

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	38	$622	$130.00	10/16/20	$(132)
Walmart, Inc.	Chicago Board Options Exchange	23	319	135.00	9/18/20	(14)
Walmart, Inc.	Chicago Board Options Exchange	53	736	140.00	9/18/20	(19)
TOTAL WRITTEN OPTIONS						$(165)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $1,677,000.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,320,000 or 0.6% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$501
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$981
Vertiv Holdings LLC	2/6/20	$1,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$100
Fidelity Securities Lending Cash Central Fund	62
Total	$162

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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